Earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings/(loss) per share

42. Earnings/(loss) per share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2025	2024	2023
Weighted average number of ordinary shares	55,073,045	55,073,045	55,073,045
Basic earnings/(losses) per share	(0.54)	(0.28)	(0.29)
Diluted earnings/(losses) per share	(0.54)	(0.28)	(0.29)

Basic earnings/(loss) per share is calculated by dividing earnings/(loss) for the year, attributable to ordinary equity holders of the Parent Company, by the weighted average number of ordinary shares outstanding.

Diluted earnings/(loss) per share as at December 31, 2025, 2024 and 2023 equals the basic earnings/(loss) per share.

On February 8, 2019 the Company announced a change in the ratio of its American Depositary Receipts (ADRs) to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares. The effective date of the ratio change was February 21, 2019. No new shares have been issued in connection with the ratio change.